Operating Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Operating Segment Financial Information
The following tables present operating segment information for the fiscal years ended September 30, 2015, 2014 and 2013. Prior period amounts are presented based on the change in measure.

Operating Segment Financial Information
(In thousands)	Operating Revenues(a)	Depreciation and Amortization	Equity in Earnings of Unconsolidated Affiliates	EBIT	Total Assets	Capital Expenditures	Equity Method Investments
Fiscal Year Ended September 30, 2015
Regulated utility	$1,328,191	$110,416	$—	$223,977	$4,228,813	$327,429	$—
Retail energy-marketing	1,306,758	671	—	46,629	463,141	28	—
Commercial energy systems	51,813	10,733	2,095	9,688	689,910	136,749	63,521
Midstream energy services	3,191	129	2,623	(2,720)	237,839	85	73,363
Other activities	—	—	750	(9,667)	199,061	—	—
Eliminations(b)	(30,123)	(57)	—	(1,013)	(557,405)	—	—
Total consolidated	$2,659,830	$121,892	$5,468	$266,894	$5,261,359	$464,291	$136,884
Fiscal Year Ended September 30, 2014
Regulated utility	$1,443,800	$104,064	$—	$184,668	$3,956,571	$286,323	$—
Retail energy-marketing	1,310,279	756	1	14,015	388,651	76	—
Commercial energy systems	40,679	6,178	1,953	6,863	521,049	108,363	66,810
Midstream energy services	16,555	124	771	8,412	209,682	—	28,076
Other activities	—	—	469	(11,539)	369,816	—	16
Eliminations(b)	(30,366)	(350)	—	(167)	(615,934)	—	—
Total consolidated	$2,780,947	$110,772	$3,194	$202,252	$4,829,835	$394,762	$94,902
Fiscal Year Ended September 30, 2013
Regulated utility	$1,200,357	$100,438	$—	$153,647	$3,459,266	$227,948	$—
Retail energy-marketing	1,279,364	726	—	53,264	400,449	730	—
Commercial energy systems	35,217	2,411	1,070	3,019	318,982	83,667	54,977
Midstream energy services	(20,390)	124	312	(29,359)	236,522	—	6,507
Other activities	—	—	128	(8,669)	290,440	—	413
Eliminations(b)	(28,410)	(415)	—	(2,026)	(470,121)	—	—
Total consolidated	$2,466,138	$103,284	$1,510	$169,876	$4,235,538	$312,345	$61,897
(a) Operating revenues are reported gross of revenue taxes. Revenue taxes of both the regulated utility and the retail energy-marketing segments include gross receipt taxes. Revenue taxes of the regulated utility segment also include public service commission fees, franchise fees and energy taxes. Operating revenue amounts in the “Eliminations” row represent total intersegment revenues associated with sales from the regulated utility segment to the retail energy-marketing segment. Midstream Energy Services’ cost of energy related sales is netted with its gross revenues.
(b) Intersegment eliminations include any mark-to market valuations associated with trading activities between WGL Midstream and WGL Energy Services, intercompany loans and a timing difference between Commercial Energy Systems’ recognition of revenue for the sale of Renewable Energy Credits (RECs) to Retail Energy-Marketing and Retail Energy-Marketing’s recognition of the associated expense. Retail Energy-Marketing has recorded a portion of the REC’s purchased as inventory to be used in future periods at which time they will be expensed.

Reconciliation From EBIT To Net Income Applicable To Common Stock
The following table provides a reconciliation from EBIT to net income applicable to common stock.

	Fiscal Year Ended September 30,
(In thousands)	2015	2014	2013
Total consolidated EBIT	$266,894	$202,252	$169,876
Interest expense	50,511	37,738	36,011
Income before income taxes	216,383	164,514	133,865
Income tax expense	83,804	57,254	52,292
Net income	132,579	107,260	81,573
Dividends on Washington Gas Light Company preferred stock	1,320	1,320	1,320
Net income applicable to common stock	$131,259	$105,940	$80,253